ACCUMULATED OTHER COMPREHENSIVE LOSS - Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Class of Stock [Line Items]
Research and development, net	$ 107,283	$ 140,324	$ 143,360
Selling, general and administrative	125,784	154,347	185,867
Total, before income taxes	13,259	96,995	(8,261)
(Provision) benefit for income taxes	(1,614)	12,956	18,517
Total, net of income taxes	11,645	109,951	10,256
Software
Class of Stock [Line Items]
Cost of revenue	18,919	19,975	28,955
Software service
Class of Stock [Line Items]
Cost of revenue	43,305	48,400	46,413
Professional service and other
Class of Stock [Line Items]
Cost of revenue	35,776	50,941	56,349
Foreign currency forward contracts | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Research and development, net	(2,893)	(3,009)	1,190
Selling, general and administrative	(2,841)	(2,479)	853
Total, before income taxes	(6,484)	(6,131)	2,314
(Provision) benefit for income taxes	0	0	84
Total, net of income taxes	(6,484)	(6,131)	2,398
Foreign currency forward contracts | Software | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	(10)	(54)	6
Foreign currency forward contracts | Software service | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	(97)	(278)	40
Foreign currency forward contracts | Professional service and other | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	$ (643)	$ (311)	$ 225